Organization, Operations and Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Basis of Presentation

Basis of Presentation

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America.  The financial statements are expressed in United States dollars.